OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2020 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Institutional Class (ADLVX)

SEMI-ANNUAL REPORT
January 31, 2019
(Unaudited)

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-408-4682 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-408-4682. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

ADLER VALUE FUND LETTER TO SHAREHOLDERS	January 31, 2019

Dear Shareholder:

In August 2018, the Adler Value Fund (the “Fund”) commenced operation. Adler Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser. From inception to January 31, 2019, the Fund’s total return was -0.70%. During the same period, the total return of the S&P 500 was -3.98%, and the total return of the Russell 1000 Value was -3.45%.

Investment Approach

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where catalysts exist, in the opinion of the Adviser, to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers.

The Adviser maintains a watch list of companies and reviews each company’s financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company’s management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser’s watch list, and a company may be added to the Fund’s portfolio following a precipitating event.

When added to the Fund’s portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high. The Adviser’s contrarian approach, buying what it believes are fundamentally sound companies that are out-of-favor with the market, is industry, sector and market capitalization agnostic, and typically involves the securities of fewer than thirty issuers.

Market Environment

During the Fund’s initial semi-annual period, there have been two significant market downturns. At the Fund’s inception, the Adviser had a cautious outlook for market and economic conditions reflecting: (i) U.S. GDP growth appeared to be slowing; (ii) rising U.S. short-term interest rates; (iii) market expectations that the growth rate in corporate earnings in 2019 would be slower than previously expected; and (iv) market reservations that certain mega-cap companies were over-valued.

As a result, the Adviser has invested the Fund’s assets at a measured pace with eight equity positions and approximately 75% of the Fund’s assets invested in cash equivalents as of January 31, 2019. Ongoing market volatility continues to create opportunities that fit with the Fund’s investment approach as certain companies are continuing to undergo substantial single-day stock price declines and trading at significant discounts to 52-week or all-time highs.

Altice USA, Inc.

Altice USA, Inc. (NYSE: ATUS) is a NY-based cable company. Its assets consist principally of two U.S. cable systems purchased by a European company, Altice Europe N.V. Altice Europe conducted an initial public offering of Altice USA in 2017 at $30 per share. Investor sentiment

1

quickly turned negative toward the new publicly-traded Altice USA and its stock price was cut in half. Altice Europe spun-off Altice USA in 2018 so that it would no longer be a subsidiary of Altice Europe.

The Adviser believes that there are a number of factors depressing the stock price of Altice USA. These factors include the market’s concern around competition from larger telecom companies and the perceived impact of this competition on Altice USA’s prospects as well as its association with its former European parent through the individual that controls both companies. Altice USA’s legal separation from its former parent and its financial and operating performance since the separation have been catalysts for the ongoing re-rating of its stock. The Adviser purchased shares of Altice USA for the Fund at approximately $15 per share. At this writing, Altice USA trades at approximately $22 per share.

Big Lots, Inc.

Big Lots, Inc. (NYSE: BIG) is a discount retailer operating approximately 1,400 stores in the United States providing value-priced merchandise. The company is making two transitions. The first transition is from a retailer of principally brand name close-outs generally sourced from production overruns, packaging changes, discontinued products, order cancellations, liquidations, returns, and other disruptions in the supply chain of manufacturers to a retailer of consistent and replenishable “never out” offerings while maintaining a smaller version of its close-out business. This transition is largely complete. The second transition is a new store concept called “Store of the Future.” In 2017, Big Lots introduced its “Store of the Future” which incorporates a new brand identity and seeks to enhance the way its customers shop its stores. This transition remains underway and reflects its move away from relying principally on close-outs.

The Adviser believes that this second transition has depressed the stock price of Big Lots as its store count, revenue and earnings have not grown as it repositions its store base. In some cases, Big Lots remodels a store and in other cases it allows the store lease to expire and closes the store. The Adviser visited Big Lots stores in Buffalo, NY to see the difference between an existing store and a “Store of the Future.” The Fund purchased shares of Big Lots at approximately $42 per share after a significant price decline. The stock declined further when the company pre-announced slower than expected sales for the all-important Christmas selling season. The company subsequently exceeded these reduced expectations but the damage had been done. At this writing, Big Lots trades at approximately $35 per share. The Adviser believes that the “Store of the Future” will, over time, enhance the financial performance of Big Lots.

In closing, I want to thank the Fund’s shareholders for their confidence in the Fund’s Adviser. The Adviser continue to identify investment opportunities that fit with the Fund’s investment approach.

David Adler
Adler Asset Management, LLC
March 21, 2019

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-408-4682.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-408-4682 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of January 31, 2019, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

ADLER VALUE FUND
PORTFOLIO INFORMATION
January 31, 2019 (Unaudited)

Sector Diversification
(% of Net Assets)

4

ADLER VALUE FUND SCHEDULE OF INVESTMENTS January 31, 2019 (Unaudited)
COMMON STOCKS — 25.4%	Shares	Value
Communication Services — 2.6%
Media — 2.6%
Altice USA, Inc. - Class A	1,000	$19,640
Comcast Corporation - Class A	400	14,628
		34,268
Consumer Discretionary — 6.6%
Hotels, Restaurants & Leisure — 4.2%
Jack in the Box, Inc.	700	56,665

Multi-Line Retail — 2.4%
Big Lots, Inc.	1,000	31,540

Financials — 8.5%
Banks — 4.3%
Citigroup, Inc.	900	58,014

Diversified Financial Services — 4.2%
AXA Equitable Holdings, Inc.	3,000	55,620

Health Care — 4.5%
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Company	1,200	59,244

Information Technology — 3.2%
Software — 3.2%
Symantec Corporation	2,000	42,040

Total Common Stocks (Cost $350,788)		$337,391

MONEY MARKET FUNDS — 74.2%	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 2.23% (a) (Cost $984,699)	984,699	$984,699

Investments at Value — 99.6% (Cost $1,335,487)		$1,322,090

Other Assets in Excess of Liabilities — 0.4%		4,801

Net Assets — 100.0%		$1,326,891

(a)	The rate shown is the 7-day effective yield as of January 31, 2019.
See accompanying notes to financial statements.

5

ADLER VALUE FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$1,335,487
At value (Note 2)	$1,322,090
Receivable due from Adviser (Note 4)	12,712
Dividends receivable	1,845
Other assets	2,434
Total assets	1,339,081

LIABILITIES
Payable to administrator (Note 4)	6,010
Other accrued expenses	6,180
Total liabilities	12,190

NET ASSETS	$1,326,891

NET ASSETS CONSIST OF:
Paid-in capital	$1,336,000
Accumulated deficit	(9,109)
NET ASSETS	$1,326,891

PRICING OF INSTITUTIONAL CLASS (Note 1)
Net assets applicable to Institutional Class	$1,326,891
Shares of Institutional Class outstanding (no par value, unlimited number of shares outstanding)	66,815
Net asset value, offering and redemption price per share (Note 2)	$19.86

See accompanying notes to financial statements.

6

ADLER VALUE FUND STATEMENT OF OPERATIONS For the Period Ended January 31, 2019(a) (Unaudited)
INVESTMENT INCOME
Dividends	$11,719

EXPENSES
Professional fees	11,803
Fund accounting fees (Note 4)	11,053
Administration fees (Note 4)	11,032
Trustees’ fees and expenses (Note 4)	6,898
Custodian and bank service fees	6,021
Investment advisory fees (Note 4)	5,945
Transfer agent fees (Note 4)	5,516
Compliance fees and expenses (Note 4)	5,516
Registration and filing fees	2,540
Postage and supplies	2,226
Printing of shareholder reports	1,020
Other expenses	2,139
Total expenses	71,709
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(64,278)
Net expenses	7,431

NET INVESTMENT INCOME	4,288

UNREALIZED LOSSES ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments	(13,397)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,109)

(a)	Represents the period from the commencement of operations (August 16, 2018) through January 31, 2019.
See accompanying notes to financial statements.

7

ADLER VALUE FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended January 31, 2019(a) (Unaudited)
FROM OPERATIONS
Net investment income	$4,288
Net change in unrealized appreciation (depreciation) on investments	(13,397)
Net decrease in net assets resulting from operations	(9,109)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	1,336,000

TOTAL INCREASE IN NET ASSETS	1,326,891

NET ASSETS
Beginning of period	—
End of period	$1,326,891

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	66,815
Shares outstanding, beginning of period	—
Shares outstanding, end of period	66,815

(a)	Represents the period from the commencement of operations (August 16, 2018) through January 31, 2019.
See accompanying notes to financial statements.

8

ADLER VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended January 31, 2019(a) (Unaudited)
Net asset value at beginning of period	$20.00

Income (loss) from investment operations:
Net investment income	0.06
Net unrealized losses on investments	(0.20)
Total from investment operations	(0.14)

Net asset value at end of period	$19.86

Total return (b)	(0.70	%)(c)

Net assets at end of period (000’s)	$1,327

Ratios/supplementary data:
Ratio of total expenses to average net assets	12.06	%(d)
Ratio of net expenses to average net assets (e)	1.25	%(d)
Ratio of net investment income to average net assets (e)	0.72	%(d)
Portfolio turnover rate	0%

(a)	Represents the period from the commencement of operations (August 16, 2018) through January 31, 2019.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

9

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited)

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operation on August 16, 2018.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $1,000,000 initial investment requirement). As of January 31, 2019, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of Investor Class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

10

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$337,391	$—	$—	$337,391
Money Market Funds	984,699	—	—	984,699
Total	$1,322,090	$—	$—	$1,322,090

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2019, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

11

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended January 31, 2019.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2019:

Tax cost of portfolio investments	$1,335,487
Gross unrealized appreciation	$7,511
Gross unrealized depreciation	(20,908)
Net unrealized depreciation	(13,397)
Accumulated ordinary income	4,288
Accumulated deficit	$(9,109)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the period ended January 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $350,788 and $0, respectively.

12

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2021, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the period ended January 31, 2019, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $58,333.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of January 31, 2019, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $64,278 no later than January 31, 2022.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

13

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of January 31, 2019, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	76%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of January 31, 2019, the Fund had 74.2% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (August 16, 2018) and held until the end of the period (January 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

16

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value August 1, 2018 (a)	Ending Account Value January 31, 2019	Net Expense Ratio(b)	Expenses Paid During Period(c)
Based on Actual Fund Return	$1,000.00	$ 993.00	1.25%	$5.73
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.90	1.25%	$6.36

(a)	Beginning Account Value is as of August 16, 2018 (date of commencement of operations) for the Actual Fund Return information.
(b)	Annualized, based on the Fund's expenses during the period since commencement of operations.
(c)

Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 168/365 (to reflect the period since inception) and 184/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

17

ADLER VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2019 will be available on or before July 31, 2019 without charge upon request by calling 1-800-408-4682, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.

18

ADLER VALUE FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with Adler Asset Management, LLC (the “Adviser”) for an initial two-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on July 23-24, 2018, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding whether to approve the renewal of the Agreement, the Board recalled its discussion with the Adviser and its review of the various materials related to the Adviser. The Board further considered those materials and discussions and other numerous factors, including the following factors.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Agreement for the Fund. The Board also considered the proposed services that the Adviser would provide to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information provided in the board materials (e.g., descriptions of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to the Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the Adviser. The Board considered its discussion with Mr. Adler regarding the investment objective and strategies for the Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board reviewed information from the Adviser regarding the Adviser’s prior experience in the financial services industry. The Board also considered Mr. Adler’s representation that he would be able to manage the Fund’s portfolio remotely, regardless of travel or in the event of emergency. After consideration of these and other factors, the Board determined that the Adviser has the requisite knowledge and experience to serve as investment Adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s methods of operation; the education and experience of Mr. Adler; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the expense limitation agreement and noted the benefit to the Fund from the Adviser’s commitment to reduce its advisory fee or reimburse other operating expenses through December 1, 2021. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Fund. The Board considered the support

19

ADLER VALUE FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

of the principal of the Adviser in assuring that the Adviser has adequate capital to meet its obligations; and noted that Mr. Adler had provided a written letter of support for the Fund, indicating that he was willing to permanently support the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategies). The Board noted that the fund’s advisory fee (1.00%) is below the peer group’s average and median. The Board further noted that the proposed overall annual expense ratio (1.25% for the Institutional Class) for the Fund is below the peer group’s average, but higher than the median, expense ratio. The Board also considered the investment style and strategy of the Fund versus its peer group. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Fund were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Agreement and the expense limitation agreement. The Board determined that while the proposed advisory fee was flat and would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grew to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits through the next two years, and the Board could review the arrangements going forward as necessary. After further discussion, the Board concluded the Fund’s arrangement with the Adviser was fair and reasonable in relation to the nature and quality of services to be provided by the Adviser and would benefit the Fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as they relate to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating broker-dealers used to complete the Fund’s portfolio transactions; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may possibly be allocated to soft-dollar arrangements in the future. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions for the Fund were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel to be assigned to the Fund and the Adviser’s process for allocating trades among the Fund and potential future clients with similar types of investment objectives and strategies. The Board also considered a statement from Mr. Adler that he did not have any immediate plans to

20

ADLER VALUE FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

manage any separately managed accounts with substantially the same strategy as the Fund. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests for the Fund were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

21

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE ADLER VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-408-4682

22

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE (Continued)

Who we are
Who is providing this notice?	Adler Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Adler Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

23

This page intentionally left blank.

This page intentionally left blank.

KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Semi-Annual Report

January 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-665-9778 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-665-9778. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

KEMPNER MULTI-CAP DEEP VALUE FUND
LETTER TO SHAREHOLDERS	March 2019

Fund Objective

The Kempner Multi-Cap Deep Value Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a minimum three-to five-year period. For the 6-month period ended January 31, 2019, the fund produced a cumulative return of -4.78% for the Institutional Class Shares and -4.91% for the Investor Class Shares, both net of fees. The Headline CPI inflation rate over the same six month period was 0.43%. Comparatively, over the same time period, the Lipper Multi Cap Value Funds Classification Index returned -6.04% and the S&P 500 Value Index returned -2.84%.

U.S. Economic Commentary

Despite some considerable difficulties for the U.S. and the world economy, we do not expect a U.S. recession in 2019. However, due to those many difficulties, we expect a general slow-down in U.S. growth for this year. In 2018, we enjoyed exceptional real GDP growth. In 2019, we expect about 2.25% real GDP growth, as compared to 3.19% in 2018.

The reason for this relatively optimistic forecast rests on the U.S. consumer. I want to remind you that 70% of the U.S. economy is consumer-based. At this point, more people are working, and fewer are unemployed than has been true for the last 10 years. There have been wage increases averaging 3+%, which are the highest in 15 years. It looks like this will continue on balance through 2019. In addition, 2.64 million jobs were created in 2018, which is quite substantial. Further, income tax refunds for individuals will also give a substantial positive jolt to the U.S. consumer in the early months of 2019. So, the largest part of the U.S. economy is the strongest. We believe it’s enough to overcome the negatives in other areas.

Corporate America has also shown a gradual slow-down. We believe the primary cause to be reductions in capital investments. The tax boost occurred in 2018 and will have much less effect in 2019. Again, the trade war is beginning to affect investment and production in the United States due to the increasing price of imported goods, which are needed as inputs to manufacturing. We find that corporate, industrial America is likely to stagnate until trade issues are fully resolved, not just with promises, but with signed treaties, etc.

However, the Federal Reserve has shifted from a tight to a neutral stance. Further, the most recent speech on monetary policy by Chairman Powell held some hope out that they’re not on autopilot as far as rate increases in 2019. We will see how this works out but they seem to be somewhat more responsive than feared as far as the economy is concerned.

And, once more, we’re facing possible debt ceiling violations in September 2019. That would be a disaster for the U.S. economy as we have stated before. Hopefully, even this divided Congress and Administration will be sensible enough to avoid that problem.

In summary, we think that the strength of the consumer, which is 70% of the U.S. economy, and the loosened Fed are enough to overcome government shut-downs, weakness in China and Europe, corporate difficulties and any other fiscal matters that slow down the U.S. economy. We believe a recession will be avoided in 2019. However, we are definitely keeping our eye cocked on 2020.

Overseas Economics Commentary

Worldwide, there is a slowing in the economy of both Europe and China. China, in particular is paying the price of the Trump trade wars because the tariffs are starting to cut into their ability to export, causing business to slow. Despite a delay in timing, the tariffs can still become much worse, rising from 10% on many items to 25%, with the possibility of being expanded by another $250 billion. Under those circumstances, China could have zero growth next year and the world economy would suffer.

Portfolio Strategy

Our investment approach continues to be one of investing in deeply undervalued companies and selling when the underlying value becomes realized by other market participants and reflected in the current price. The past several years of rising markets has therefore resulted in a greater number of sale opportunities than purchase opportunities. Cash is always considered a buying reserve.

Over the past 6 months, we established and/or added to positions in KLA-Tencor Corp (KLAC), Skyworks Solutions Inc (SWKS) and Valero Energy Corp (VLO). During the same time frame, we added to the Fund’s positions in Acuity Brands Inc (AYI), Allergan Plc (AGN), Applied Materials (AMAT), Capital One Financial Corp (COF), Cardinal Health Inc (CAH), Dow DuPont Inc (DWDP), General Mills Inc (GIS), McKesson Corp (MCK), Royal Dutch Shell A Plc (RDS/A), and WestRock Co (WRK). We reduced the Fund’s positions in The Mosaic Co (MOS) and Pfizer Inc (PFE) and we sold entirely out of General Electric Co (GE) and Williams-Sonoma Inc (WSM).

We continue to scour the equity universe to locate stocks which meet our investment criteria of: 1) a relatively low forecast P/E multiple, usually 15x or less, 2) a dividend yield is paid, or has declared a dividend, 3) public debt, if any, is investment grade, 4) a minimum of $500 million market capitalization, and 5) current stock price that is within 20% of the 52-week low price. In addition to meeting these criteria, stocks are quantitatively and qualitatively analyzed to determine company prospects and reasonableness of valuation.

During the 6-month period ended January 31, 2019, the portfolio’s underperformance relative to the S&P 500 Value Index can generally be contributed to one-third reduction in the price of WTI oil and a concentration in the energy sector (approximately 15%) that exceeded the index (approximately 3%) by nearly 12 percentage points at the beginning of this time frame.

We maintain our long-term focus in the Kempner Multi-Cap Deep Value Fund on areas which are overlooked by the market. As of this report, the situation in oil prices has reversed and the portfolio’s energy holdings are among the best.

Harris L. Kempner, Jr. and M. Shawn Gault are the portfolio managers for the Kempner Multi-Cap Deep Value Fund.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-665-9778.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-665-9778 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Kempner Multi-Cap Deep Value Fund is distributed by Ultimus Fund Distributors, LLC.

This Semi-Annual Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Semi-Annual Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of January 31, 2019, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Semi-Annual Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statement include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

KEMPNER MULTI-CAP DEEP VALUE FUND
PORTFOLIO INFORMATION
January 31, 2019 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Investments

Security Description	% of Net Assets
Bank of America Corporation	5.7%
BP plc - ADR	5.0%
General Motors Company	4.9%
Citigroup, Inc.	4.4%
Merck & Company, Inc.	3.9%
Cardinal Health, Inc.	3.8%
Applied Materials, Inc.	3.7%
AT&T, Inc.	3.6%
DowDuPont, Inc.	3.5%
Honda Motor Company Ltd. - ADR	3.4%

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS January 31, 2019 (Unaudited)
COMMON STOCKS — 95.0%	Shares	Value
Communication Services — 8.6%
Diversified Telecommunication Services — 6.5%
AT&T, Inc.	86,692	$2,605,962
Verizon Communications, Inc.	38,600	2,125,316
		4,731,278
Entertainment — 2.1%
Walt Disney Company (The)	14,100	1,572,432

Consumer Discretionary — 8.3%
Automobiles — 8.3%
General Motors Company	92,720	3,617,934
Honda Motor Company Ltd. - ADR	82,900	2,492,803
		6,110,737
Consumer Staples — 3.4%
Food & Staples Retailing — 1.3%
Walgreens Boots Alliance, Inc.	13,400	968,284

Food Products — 2.1%
General Mills, Inc.	34,800	1,546,512

Energy — 15.1%
Energy Equipment & Services — 2.9%
Schlumberger Ltd.	47,555	2,102,406

Oil, Gas & Consumable Fuels — 12.2%
BP plc - ADR	89,120	3,664,614
Occidental Petroleum Corporation	36,800	2,457,504
Royal Dutch Shell plc - Class A - ADR	39,454	2,435,496
Valero Energy Corporation	4,700	412,754
		8,970,368
Financials — 16.7%
Banks — 11.1%
Bank of America Corporation	145,270	4,135,837
BB&T Corporation	15,300	746,640
Citigroup, Inc.	50,500	3,255,230
		8,137,707
Consumer Finance — 2.6%
Capital One Financial Corporation	23,240	1,872,912

Insurance — 3.0%
Axis Capital Holdings Ltd.	41,400	2,216,970

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Health Care — 17.2%
Health Care Equipment & Supplies — 0.9%
Zimmer Biomet Holdings, Inc.	5,500	$602,580

Health Care Providers & Services — 6.6%
Cardinal Health, Inc.	54,965	2,746,601
McKesson Corporation	16,380	2,100,735
		4,847,336
Pharmaceuticals — 9.7%
Allergan plc	6,250	899,875
Merck & Company, Inc.	38,780	2,886,395
Pfizer, Inc.	12,800	543,360
Roche Holding AG - ADR	61,400	2,044,620
Teva Pharmaceutical Industries Ltd. - ADR (a)	36,700	728,495
		7,102,745
Industrials — 7.4%
Building Products — 3.0%
Johnson Controls International plc	65,749	2,220,344

Electrical Equipment — 2.3%
Acuity Brands, Inc.	13,950	1,686,695

Road & Rail — 2.1%
Union Pacific Corporation	9,450	1,503,211

Information Technology — 10.6%
IT Services — 2.1%
Western Union Company (The)	83,300	1,520,225

Semiconductors & Semiconductor Equipment — 8.5%
Applied Materials, Inc.	70,160	2,741,853
KLA-Tencor Corporation	17,900	1,907,603
Skyworks Solutions, Inc.	21,600	1,577,664
		6,227,120
Materials — 7.7%
Chemicals — 4.8%
DowDuPont, Inc.	47,100	2,534,451
Mosaic Company (The)	29,250	944,190
		3,478,641
Containers & Packaging — 2.9%
WestRock Company	52,350	2,131,168

Total Common Stocks (Cost $65,139,379)		$69,549,671

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.9%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.24% (b) (Cost $3,590,529)	3,590,529	$3,590,529

Investments at Value — 99.9% (Cost $68,729,908)		$73,140,200

Other Assets in Excess of Liabilities — 0.1%		55,787

Net Assets — 100.0%		$73,195,987

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2019.
ADR – American Depositary Receipt.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$68,729,908
At value (Note 2)	$73,140,200
Dividends receivable	115,913
Foreign tax reclaims receivable	1,114
Other assets	6,103
Total assets	73,263,330

LIABILITIES
Payable for capital shares redeemed	2,560
Payable to Adviser (Note 4)	35,665
Payable to administrator (Note 4)	12,905
Accrued distribution fees (Note 4)	1,894
Other accrued expenses	14,319
Total liabilities	67,343

NET ASSETS	$73,195,987

NET ASSETS CONSIST OF:
Paid-in capital	$69,772,873
Accumulated earnings	3,423,114
NET ASSETS	$73,195,987

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$59,142,361
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,771,593
Net asset value, offering price and redemption price per share (Note 2)	$10.25

INVESTOR CLASS
Net assets applicable to Investor Class	$14,053,626
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,372,878
Net asset value, offering price and redemption price per share (Note 2)	$10.24

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2019 (Unaudited)
INVESTMENT INCOME
Dividend income	$1,164,697
Foreign withholding taxes on dividends	(15,528)
Total investment income	1,149,169

EXPENSES
Investment advisory fees (Note 4)	227,619
Administration fees (Note 4)	38,542
Professional fees	24,305
Fund accounting fees (Note 4)	21,854
Distribution fees - Investor Class (Note 4)	17,791
Transfer agent fees (Note 4)	13,500
Registration and filing fees	8,720
Trustees' fees and expenses (Note 4)	7,100
Compliance service fees (Note 4)	6,000
Custodian and bank service fees	5,668
Postage and supplies	2,805
Printing of shareholder reports	1,779
Insurance expense	1,645
Other expenses	8,189
Total expenses	385,517

NET INVESTMENT INCOME	763,652

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(1,005,003)
Net change in unrealized appreciation (depreciation) on investments	(3,790,380)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(4,795,383)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,031,731)

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018(a)
FROM OPERATIONS
Net investment income	$763,652	$1,398,718
Net realized gains (losses) from investment transactions	(1,005,003)	2,753,620
Net change in unrealized appreciation (depreciation) on investments	(3,790,380)	5,052,252
Net increase (decrease) in net assets resulting from operations	(4,031,731)	9,204,590

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(1,280,352)	(4,109,471)
Investor Class	(277,534)	(844,382)
Decrease in net assets from distributions to shareholders	(1,557,886)	(4,953,853)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	502,000	4,012,842
Net asset value of shares issued in reinvestment of distributions to shareholders	448,484	213,541
Payments for shares redeemed	(4,955,403)	(7,880,872)
Net decrease in Institutional Class net assets from capital share transactions	(4,004,919)	(3,654,489)

Investor Class
Proceeds from shares sold	132,820	124,599
Net asset value of shares issued in reinvestment of distributions to shareholders	268,930	808,246
Payments for shares redeemed	(139,520)	(2,184,619)
Net increase (decrease) in Investor Class net assets from capital share transactions	262,230	(1,251,774)

TOTAL DECREASE IN NET ASSETS	(9,332,306)	(655,526)

NET ASSETS
Beginning of period	82,528,293	83,183,819
End of period	$73,195,987	$82,528,293

(a)

The presentation of From Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended July 31, 2018, distributions to shareholders from the Institutional Class consisted of $1,094,827 and $3,014,644 from net investment income and from net realized gains, respectively and from the Investor Class consisted of $204,332 and $640,050 from net investment income and from net realized gains, respectively. As of July 31, 2018, undistributed net investment income was $103,356.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	47,878	376,111
Shares issued in reinvestment of distributions to shareholders	48,008	20,257
Shares redeemed	(473,807)	(725,452)
Net decrease in shares outstanding	(377,921)	(329,084)
Shares outstanding at beginning of period	6,149,514	6,478,598
Shares outstanding at end of period	5,771,593	6,149,514

Investor Class
Shares sold	12,253	11,550
Shares issued in reinvestment of distributions to shareholders	27,975	76,743
Shares redeemed	(12,933)	(206,723)
Net increase (decrease) in shares outstanding	27,295	(118,430)
Shares outstanding at beginning of period	1,345,583	1,464,013
Shares outstanding at end of period	1,372,878	1,345,583

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value at beginning of period	$11.01		$10.47	$9.18	$10.42		$11.53	$10.69

Income (loss) from investment operations:
Net investment income	0.09		0.19	0.19	0.21		0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.63)		1.00	1.29	(0.54)		(0.29)	1.09
Total from investment operations	(0.54)		1.19	1.48	(0.33)		(0.11)	1.27

Less distributions:
Dividends from net investment income	(0.12)		(0.17)	(0.19)	(0.21	)(a)	(0.19)	(0.18)
Distributions from net realized gains	(0.10)		(0.48)	—	(0.70)		(0.81)	(0.25)
Total distributions	(0.22)		(0.65)	(0.19)	(0.91)		(1.00)	(0.43)

Net asset value at end of period	$10.25		$11.01	$10.47	$9.18		$10.42	$11.53

Total return (b)	(4.78	%)(c)	11.79%	16.30%	(2.56%)		(1.16%)	12.14%

Net assets at end of period (000's)	$59,142		$67,725	$67,863	$95,846		$130,791	$175,593

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.95	%(d)	0.94%	0.84%	0.78%		0.77%	0.77%

Ratio of net investment income to average net assets	2.03	%(d)	1.74%	1.98%	2.30%		1.66%	1.60%

Portfolio turnover rate	7	%(c)	25%	18%	10%		40%	22%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value at beginning of period	$11.00		$10.46	$9.17	$10.40		$11.53	$10.69

Income (loss) from investment operations:
Net investment income	0.08		0.17	0.17	0.19		0.15	0.15
Net realized and unrealized gains (losses) on investments	(0.63)		1.00	1.29	(0.53)		(0.31)	1.10
Total from investment operations	(0.55)		1.17	1.46	(0.34)		(0.16)	1.25

Less distributions:
Dividends from net investment income	(0.11)		(0.15)	(0.17)	(0.19	)(a)	(0.16)	(0.16)
Distributions from net realized gains	(0.10)		(0.48)	—	(0.70)		(0.81)	(0.25)
Total distributions	(0.21)		(0.63)	(0.17)	(0.89)		(0.97)	(0.41)

Net asset value at end of period	$10.24		$11.00	$10.46	$9.17		$10.40	$11.53

Total return (b)	(4.91	%)(c)	11.55%	16.06%	(2.70%)		(1.56%)	11.90%

Net assets at end of period (000's)	$14,054		$14,803	$15,321	$14,880		$21,272	$20,942

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.21	%(d)	1.19%	1.09%	1.03%		1.02%	1.02%

Ratio of net investment income to average net assets	1.77	%(d)	1.49%	1.70%	2.05%		1.37%	1.35%

Portfolio turnover rate	7	%(c)	25%	18%	10%		40%	22%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited)

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the Unites States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with GAAP.

New Accounting Pronouncement – In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,549,671	$—	$—	$69,549,671
Money Market Funds	3,590,529	—	—	3,590,529
Total	$73,140,200	$—	$—	$73,140,200

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of January 31, 2019, the Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended January 31, 2019 and July 31, 2018 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
1/31/2019	$1,336,119	$221,767	$1,557,886
7/31/2018	$1,299,159	$3,654,694	$4,953,853

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2019:

Tax cost of portfolio investments	$68,738,759
Gross unrealized appreciation	$9,231,007
Gross unrealized depreciation	(4,829,566)
Net unrealized appreciation	4,401,441
Accumulated ordinary income	27,190
Other losses	(1,005,517)
Accumulated earnings	$3,423,114

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended January 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,897,104 and $5,039,445, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Kempner Capital Management, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has agreed contractually, until at least December 1, 2019, to reduce its advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2019, the agreement to limit expenses of the Fund may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the six months ended January 31, 2019, the Adviser did not reduce its advisory fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the six months ended January 31, 2019, Investor Class shares of the Fund incurred $17,791 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Effective August 1, 2018, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund,

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to August 1, 2018, each Independent Trustee received a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who received a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also received from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of January 31, 2019, the following shareholders owned of record 25% or more of the outstanding shares of each class of the Fund:

NAME OF RECORD OWNER	% Ownership
Institutional Class
SEI Private Trust Company (for the benefit of its customers)	99%
Investor Class
SEI Private Trust Company (for the benefit of its customers)	49%
Morgan Stanley Smith Barney LLC	40%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (August 1, 2018) and held until the end of the period (January 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual	$1,000.00	$ 952.20	0.95%	$4.67
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.42	0.95%	$4.84
Investor Class
Based on Actual	$1,000.00	$ 950.90	1.21%	$5.95
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.11	1.21%	$6.61

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

KEMPNER MULTI-CAP DEEP VALUE FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Agreement with Kempner Capital Management, Inc. (the “Adviser”) for an additional one-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on October 22-23, 2018, at which all of the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding whether to approve the renewal of the Agreement, the Board recalled its review of the materials related to the Fund and the Adviser throughout the preceding 24 months and its numerous discussions with Trust management and the Adviser about the operations and performance of the Fund during that period. The Board further considered those materials and discussions and other numerous factors, including the following factors.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, and its compliance program. After reviewing the foregoing information and further information from the Adviser (e.g., descriptions of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group and related Morningstar category. The Board noted that the Fund had outperformed its custom peer group’s average and median performance for the one-year period, and underperformed its custom peer group’s average and median performance for the three-, five, and ten-year periods; while it outperformed its Morningstar category’s (Large Cap Value Category Under $100 million, True No-Load) median and average performance for the one-year period, and underperformed the median and average performance for the three-, five-, and ten-year periods. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board indicated that the Adviser had satisfactorily explained its performance results for the Fund. Following discussion of the investment performance of the Fund and its performance relative to its Morningstar category, the Adviser’s experience in managing a mutual fund and separate accounts, its historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board considered the expense

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

limitation agreement and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the expense limitation agreement until at least December 1, 2019.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its custom peer group and Morningstar category. The Board noted that the 0.59% advisory fee for the Fund is above the average and below the median for the Fund’s custom peer group, and below the average and median of funds of similar size and structure in the Fund’s Morningstar category (Large Cap Value Category Under $100 million, True No-Load). The Board further noted that the overall annual expense ratio of 0.86% for the Fund is above the average and median for the Fund’s custom peer group, and below the median and average for its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund and considered the similarities and differences of services received by such other accounts as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable to the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the expense limitation agreement. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the expense limitation agreement in the past. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

KEMPNER MULTI-CAP DEEP VALUE FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found for the Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After further discussion of the factors noted above, as well as other factors, and in reliance on the information provided by the Adviser and Trust Management, and taking into account the totality of all the factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Fund and its shareholders.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE KEMPNER MULTI-CAP DEEP VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-665-9778

Who we are
Who is providing this notice?	Kempner Multi-Cap Deep Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Kempner Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	April 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	April 3, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	April 3, 2019

*	Print the name and title of each signing officer under his or her signature.